Principal Activities, Basis of Presentation, and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Foreign Currency Translation and Transactions

Foreign Currency Translation and Transactions

Assets and liabilities denominated in non-U.S. dollars are translated to U.S. dollars at year-end exchange rates. Income and expense items are translated at average rates of exchange prevailing during the year. Cumulative translation adjustments resulting from this process are charged or credited to other comprehensive income. Gains and losses on foreign currency transactions are included in other income and expenses.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Management bases its estimates on historical experience and also on assumptions that it believes are reasonable. Management assesses these estimates on a regular basis; however, actual results could differ from those estimates. Items subject to such estimates and assumptions include but not limit to the deferral and breakage of revenues; the useful lives of property, plant and equipment; allowances for doubtful accounts; the valuation of deferred tax assets, long-lived assets, investments and share-based compensation; and accrued pension liabilities (prepaid pension assets), income tax uncertainties and other contingencies. We believe the critical accounting policies listed below affect management’s judgments and estimates used in the preparation of the consolidated financial statements.

Revenue Recognition and Deferral

Revenue Recognition and Deferral

General

On January 1, 2018, we adopted Accounting Standards Codification (“ASC”) Topic 606, “Revenue from Contracts with Customers”, using the modified retrospective transition method applied to contracts that were not complete as of the adoption date. Consolidated financial results for reporting periods beginning after January 1, 2018 are presented under ASC Topic 606, while prior period amounts continue to be reported in accordance with ASC Topic 605, “Revenue Recognition”.

Please refer to Note 1 of our consolidated financial statements contained in our previously-filed Annual Report on Form 20-F for the year ended December 31, 2017 for our revenue recognition accounting policy as it relates to revenue transactions prior to January 1, 2018. The revenue recognition accounting policy described below relates to revenue transactions from January 1, 2018 and onward, which are accounted for in accordance with ASC Topic 606.

Our recognition of revenue from contracts with customers is in accordance with the five-step revenue recognition model: (1) identify the contract with a customer; (2) identify the performance obligation in the contract; (3) determine the transaction price; (4) allocate the transaction price to each performance obligation; and (5) recognize revenue when or as we satisfy a performance obligation.

Sales taxes assessed by governmental authorities on our revenue transactions are presented on a net basis of digital entertainment service revenues in our consolidated financial statements.

In addition to the aforementioned general policies, the following are the specific revenue recognition policies for revenue from contracts with customers.

Digital Entertainment Product and Service Revenues

Digital entertainment product and service revenues are mainly generated through sale of virtual points and in-game items, and those virtual goods purchased in our games can only be consumed in our games. Therefore, we regard the sale of a virtual good as a service, where the related performance obligation is satisfied over time, and revenues are recognized by measuring progress toward satisfying the performance obligation in a manner that best depicts the transfer of goods or services to the customer. Accordingly, we recognize revenues from the sale of virtual goods over the period of time using the output method, which is generally the estimated service period.

Digital entertainment product and service revenues are generated through the sale of virtual points, prepaid cards and game packs via various third-party storefronts, distributors and payment channels, including but not limited to the “Google Play Store,” the “Apple App Store,” convenience stores, telecom service providers and other payment service providers. Proceeds from sales of prepaid cards and game packs, net of sales discounts, and virtual points are deferred when received, and revenue is recognized upon the actual usage of the playing time or in-game virtual items by the end-users, or over the estimated useful life of virtual items, when the game is terminated and the period of refund claim for any sold virtual items is ended in accordance with our published policy, or when the likelihood of the customer exercising the remaining rights becomes remote. (Please see “Deferred Revenues and Breakage” below for more discussion of accounting treatments of the unexercised rights.)

Estimated Service Period

The virtual goods for our games may have different service periods. We use the weighted average number of days of a player’s payment interval as the estimate for the service period of each game. We evaluate the appropriateness of such estimates quarterly to see if they are in line with our observations in the operations. We believe this provides a reasonable depiction of the transfer of services to our customers, as it is the best representation of the time period during which our customers play our games. Determining the estimated service period is subjective and requires management’s judgment. Future usage patterns may differ from historical ones, and therefore the estimated service period may change in the future. The estimated service periods for players of our current games are generally less than 6 months.

Principal Agent Considerations

For the revenues generated from our digital entertainment offerings which are licensed to us for using, marketing, distributing, selling and publishing, and for the sales of our products and services via third-party storefronts and other channels, we evaluate to determine whether our revenues should be reported on a gross or net basis. Key indicators that we evaluate in determining whether we are the principal in the sale (gross reporting) or an agent (net reporting) include, but are not limited to:

•	which party is primarily responsible for fulfilling the promise to provide the specified good or service; and
•	which party has discretion in establishing the price for the specified good or service.

Based on our evaluation of various indicators, we report revenues on a gross basis for games that we publish and operate, as we are, and we present ourselves as, responsible for fulfilling the promise of delivering the virtual goods in the game and maintaining the game environment for customers’ consumption of such virtual goods. We have the discretion in establishing the price for those virtual goods, including the power to decide the range and extent of price discount or quantity discount, while the licensors or the third-party channels charge a fixed percentage of fees for such sales. And any loss on the receivables has to be absorbed by us and not the third-party channels.

Deferred Revenues and Breakage

Deferred revenues representing contract liabilities consist mainly of the advanced income related to our digital entertainment business. Deferred revenue represents proceeds received relating to the sale of virtual points and in-game items that are activated or charged to the respective user account by users, but which have not been consumed by the users or expired. Deferred revenue is credited to profit or loss when the virtual points and in-game items are consumed or have expired. Pursuant to relevant requirements in Taiwan, as of December 31, 2018 and 2019, cash totaling $518 thousand and $531 thousand, respectively, had been deposited in an escrow account in a bank as a performance bond for the users’ prepayments and virtual points, and is included within restricted cash in the consolidated balance sheets.

For deferred revenues, some users may not exercise all of their contractual rights, and those unexercised rights are referred to as breakage. We estimate and recognize the breakage amount as revenue when the likelihood of the customer exercising the remaining rights becomes remote. We consider a variety of data points when determining the estimated breakage amount, including the time when we ceased selling prepaid products for certain services and when such prepaid products were last used in charging users’ accounts.

Prepaid Licensing and Royalty Fees

Prepaid Licensing and Royalty Fees

Our Company, through our subsidiaries, routinely enters into agreements with licensors to acquire licenses for using, marketing, distributing, selling and publishing digital entertainment offerings.

Prepaid licensing fees paid to licensors are amortized on a straight-line basis over the shorter of the estimated useful economic life of the relevant product and service or license period, which is usually within one to two years.

Prepaid royalty fees and related costs are initially deferred when paid to licensors and amortized as operating costs based on certain percentages of revenues generated by the licensee from operating the related digital entertainment product and service in the specific country or region over the contract period.

Fair Value Measurements

Fair Value Measurements

Our Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. We determine fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.
•

Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

Our Company generally determines or calculates the fair value of financial instruments using quoted market prices in active markets when such information is available; otherwise we apply appropriate present value or other valuation techniques, such as discounted cash flow analyses, incorporating adjusted available market discount rate information and our Company’s estimates for non-performance and liquidity risk. These techniques rely extensively on the use of a number of assumptions, including the discount rate, credit spreads, and estimates of future cash flows. (Please see Note 4, “Fair Value Measurements”, for additional information.)

Cash Equivalents, Restricted Cash and Presentation of Statements of Cash Flows

Cash Equivalents, Restricted Cash and Presentation of Statements of Cash Flows

Cash equivalents are short-term, highly liquid investments that are readily convertible to known amounts of cash and so near to their maturity that they present relatively insignificant risk from changes in interest rates. Commercial paper, negotiable certificates of deposit, time deposits and bank acceptances with original maturities of three months or less are considered to be cash equivalents.

Our consolidated statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Amounts generally described as restricted cash and restricted cash equivalents are included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows.

Marketable Securities

Marketable Securities

Prior to 2018, our Company’s investments in marketable securities were classified either as available-for-sale or trading. For the marketable securities classified as available-for-sale, the investments were stated at fair value with any unrealized gains or losses reported in accumulated other comprehensive income (loss) within equity until realized. For the marketable security classified as trading, we recognized the changes of the fair value of the investment in our consolidated statements of operations.

Other-than-temporary impairments, if any, were charged to non-operating expense in the period in which the loss occurs. In determining whether an other-than-temporary impairment had occurred, our Company primarily considered, among other factors, the length of the time and the extent to which the fair value of an investment had been at a value less than cost. When an other-than-temporary loss was recognized, the fair value of the investment became the new cost basis of the investment and was not adjusted for subsequent recoveries in fair value. Realized gains and losses also were included in non-operating income and expense in the consolidated statements of operations.

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2016-01, Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. The new guidance makes targeted improvements to existing U.S. GAAP mainly by requiring the following accounting treatments, along with certain disclosure and presentation requirements and improvements:

•

Equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) are to be measured at fair value with changes in fair value recognized in net income;

•	Public business entities are to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes.
•	An entity are to evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity’s other deferred tax assets.

Our Company adopted this new guidance as of January 1, 2018 on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings or accumulated deficit. As we had disposed of all our marketable securities by the end of 2017, the adoption did not have any impact on our consolidated financial statements.

Investments

Investments

Prior to 2018, equity investments in non-publicly traded securities of companies over which our Company had no ability to exercise significant influence were accounted for under the cost method. Unrealized losses that were considered other-than-temporary, if any, were charged to non-operating expenses. Realized gains and losses, measured against carrying amount, were also included in non-operating income and expenses. (Please see Note 4, “Fair Value Measurements”, for additional information.)

For equity investments accounted for as available-for-sale or trading, cash dividends were recognized as investment income. Stock dividends were recognized as an increase in the number of shares held and did not affect investment income. The cost per share was recalculated based on the new total number of shares.

For equity investments accounted for under the equity method, stock dividends received from investees as a result of appropriation of net earnings and additional paid-in capital were recognized as an increase in the number of shares held and did not affect investment income. The cost per share was recalculated based on the weighted-average method. Cash dividends were accounted for as a reduction to the carrying value of the investment.

Equity investments in companies over which our Company had the ability to exercise significant influence but did not hold a controlling financial interest were accounted for under the equity method. We recognized our share of the earnings or losses of the investee. When our Company’s carrying value in an equity method investee was reduced to zero, no further losses were recorded in our consolidated financial statements unless our Company guaranteed obligations of the investee or has committed to additional funding. When the investee subsequently reports income, our Company would not record its share of such income until it equaled the amount of its share of losses not previously recognized.

As discussed above, for our equity investments we had adopted ASU No. 2016-01 as of January 1, 2018 on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings or accumulated deficits. Since all of our equity investments in non-publicly traded securities of companies were fully impaired as of December 31, 2017, the adoption did not have any impact on our consolidated financial statements.

Receivables

Receivables

Accounts receivable are recorded at the invoiced amount and do not bear interest. Amounts collected on accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows. Our Company maintains an allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. In establishing the required allowance, management considers historical losses adjusted to take into account the amount of receivables in dispute, and the current receivables aging and current payment patterns. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation is recorded on a straight-line basis over useful lives that correspond to categories as follows:

Categories	Years
Information and communication equipment	2 to 5
Office furniture and equipment	3 to 5
Leasehold improvements	3 to 5

Leasehold improvements are amortized over the shorter of the term of the lease or the economic useful life of the assets. Improvements and replacements are capitalized and depreciated over their estimated useful lives, while ordinary repairs and maintenance are expensed as incurred.

Software Cost

Software Cost

We capitalize certain costs incurred to purchase computer software. These capitalized costs are amortized on a straight-line basis over the shorter of the useful economic life of the software or its contractual license period, which is typically one to three years.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets other than goodwill not being amortized are reviewed for impairment at least annually or whenever events or changes in circumstances indicate that the carrying value of an asset might not be recoverable from its related future undiscounted cash flows. If such assets are considered to be impaired, the impairment to be recognized is measured by the extent to which the carrying amount of the assets exceeds the estimated fair value of the assets. Fair value is determined through various valuation techniques, including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. When impairment is identified, the carrying amount of the asset is reduced to its estimated fair value, and is recognized as a loss from operations. (Please see Note 4, “Fair Value Measurements”, for additional information.)

Product Development and Engineering	Product Development and Engineering Product development and engineering expenses primarily consist of research compensation, depreciation and amortization, and are expensed as incurred.
Advertising

Advertising

Costs of broadcast advertising are recorded as expenses as advertising airtime is used. Other advertising expenditures are expensed as incurred.

Advertising expenses incurred in 2017, 2018 and 2019 totaled $1.9 million, $1.2 million and $0.4 million, respectively. As of December 31, 2018 and 2019, prepaid advertising costs amounted to $1 thousand and $0 thousand, respectively.

Leases

Leases

General

On January 1, 2019, we adopted Accounting Standards Codification (“ASC”) Topic 842, “Leases,” using the modified retrospective transition method applied to contracts that were not complete as of the adoption date. Consolidated financial results for reporting periods beginning after January 1, 2019 are presented under ASC Topic 842, while prior period amounts continue to be reported in accordance with ASC Topic 840, “Leases”. Please refer to (d) for information about the impact of adoption on our consolidated financial statements.

Please refer to Note 1 of our consolidated financial statements contained in our previously-filed Annual Report on Form 20-F for the year ended December 31, 2018 for our lease accounting policy as it relates to lease transactions prior to January 1, 2019. The leases accounting policy described below relates to lease transactions from January 1, 2019 and onward, which are accounted for in accordance with ASC Topic 842.

We determine if an arrangement is or contains a lease at contract inception. In certain situations, judgment may be required in determining if a contract contains a lease. For these arrangements, there is judgment in evaluating if the arrangement provides us with an asset that is physically distinct, or that represents substantially all of the capacity of the asset, and if we have the right to direct the use of the asset. Lease assets and liabilities are recognized based on the present value of future lease payments over the lease term at the commencement date. Included in the lease liability are future lease payments that are fixed, in-substance fixed, or are payments based on an index or rate known at the commencement date of the lease. Variable lease payments are recognized as lease expenses as incurred, and generally relate to variable payments made based on the level of services provided by the lessor of our leases. The operating lease right-of-use (“ROU”) asset also includes any lease payments made prior to commencement, initial direct costs incurred, and lease incentives received. As most of our leases do not provide an implicit rate, we generally use our incremental borrowing rate in determining the present value of future payments. The incremental borrowing rate represents the rate required to borrow funds over a similar term to purchase the leased asset, and is based on the information available at the commencement date of the lease. For leased assets with similar lease terms and asset type we applied a portfolio approach in determining a single incremental borrowing rate to apply to the leased assets.

In determining our lease liability, the lease term includes options to extend or terminate the lease when it is reasonably certain that we will exercise such option. Leases with an initial term of 12 months or less are not recorded on the balance sheet, and we recognize lease expense for these leases on a straight-line basis over the lease term.

Subsequently, lease liabilities are measured at amortized cost using the effective interest method, with interest expense recognized over the lease terms. When there is a change in a lease term, a change in future lease payments resulting from a change in an index or a rate used to determine those payments, or a change in the assessment of an option to purchase an underlying asset, our Company remeasures the lease liabilities with a corresponding adjustment to the ROU assets.

Operating lease ROU assets are presented in “Other assets” and operating lease liabilities are presented in “Other current liabilities” and “Other liabilities” on our consolidated balance sheets.

Share-Based Compensation

Share-Based Compensation

Share-based compensation represents the cost related to share-based awards granted to employees. We measure share-based compensation cost at the grant date, based on the estimated fair value of the award. Share-based compensation is recognized for the portion of the award that is ultimately expected to vest, and the cost is amortized on a straight-line basis (net of estimated forfeitures) over the vesting period. Our Company estimates the fair value of stock options using the Black-Scholes valuation model. The cost is recorded in costs of revenues and operating expenses in the consolidated statements of operations on the date of grant based on the employees’ respective function.

For shares and stock options granted to non-employees, we measure the fair value of the equity instruments granted at the earlier of the performance commitment date or when the performance is completed.

Retirement Plan and Net Periodic Pension Cost

Retirement Plan and Net Periodic Pension Cost

Under our defined benefit pension plan, net periodic pension cost, which includes service cost, interest cost, expected return on plan assets, amortization of unrecognized net transition obligation and gains or losses on plan assets, is recognized based on an actuarial valuation report. We recognize the funded status of pension plans and non-pension post-retirement benefit plans (retirement-related benefit plans) as an asset or a liability in the consolidated balance sheets.

Under our defined contribution pension plans, net periodic pension cost is recognized as incurred.

Income Taxes

Income Taxes

The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the differences between financial reporting and tax bases of assets and liabilities. Deferred tax assets and liabilities, which are classified as noncurrent on the consolidated balance sheets, are measured using the enacted tax rate and laws that will be in effect when the related temporary differences are expected to reverse. A valuation allowance is established when necessary to reduce deferred tax assets to the amount that more-likely-than-not will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences and loss carryforwards become deductible.

In addition, we recognize the financial statement impact of a tax position when it is more-likely-than-not that the position will be sustained upon examination. If the tax position meets the more-likely-than-not recognition threshold, the tax effect is measured at the largest amount that is greater than a 50% likelihood of being realized upon settlement. Interest and penalties on an underpayment of income taxes are reflected as income tax expense in the consolidated financial statements.

Earnings (Loss) Per Share

Earnings (Loss) Per Share

Basic earnings (loss) per share is computed by dividing the net income (loss) attributable to common shareholders for the period by the weighted average number of common shares outstanding during the period. Diluted earnings (loss) per share is computed by dividing the net earnings (loss) for the period by the weighted average number of common shares and potential common shares outstanding during the period. Potential common shares, composed of incremental common shares issuable upon the exercise of options in all periods, are included in the computation of diluted earnings (loss) per share to the extent such shares are dilutive. Diluted earnings (loss) per share also takes into consideration the effect of dilutive securities issued by subsidiaries. In a period in which a loss is incurred, only the weighted average number of common shares issued and outstanding is used to compute the diluted loss per share, as the inclusion of potential common shares would be anti-dilutive. Therefore, for the years ended December 31, 2018 and 2019, basic and diluted loss per share were the same.

Segment Reporting

Segment Reporting

Our segment reporting is mainly based on lines of business. We use the management approach in determining reportable operating segments. The management approach considers the internal organization and reporting used by our Company’s chief operating decision maker for making operating decisions, allocating resources and assessing performance as the source for determining our operating segments. Our Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer.

Segment profit and loss is determined on a basis that is consistent with how our Company reports operating loss in its consolidated statements of operations. Our Company does not report segment asset information to the CODM. Consequently, no asset information by segment is presented. There are no intersegment transactions.

Recently Adopted Accounting Pronouncements

(d) Recently Adopted Accounting Pronouncements

Leases

As noted above, we adopted the new leases accounting standard effective January 1, 2019. We utilized the modified retrospective method upon adoption and elected to use the transition method that retrospectively reflected at the beginning of the period of adoption through a cumulative-effect adjustment. Additionally, we elected the practical expedients regarding (1) not reassessing to identify leases and initial direct costs and (2) using hindsight in determining the lease term and in assessing impairment of right-of-use assets; when applying the new leases accounting standard. As a result, the comparative information has not been restated and continues to be reported under the accounting standards in effect for those periods.

We recognized the cumulative effect of initially applying the new leases accounting standard as an adjustment to the opening balance of retained earnings (accumulated deficit). The cumulative effect adjustment recorded to our accumulated deficits was $1.1 million (please see our consolidated statements of changes in shareholders’ equity) and included the impact from the following adjustments to our consolidated balance sheet at January 1, 2019:

(in US$ thousands)	Balance at December 31, 2018	Adjustments due to adoption of new leases accounting standard	Balance at January 1, 2019
Consolidated Balance Sheet
Liabilities
Other noncurrent liabilities	$—	$1,056	$1,056
Shareholders' equity
Accumulated deficit	(228,246)	(1,056)	(229,302)

The cumulative effect of the new leases accounting standard are mainly with respect to recognizing the lessee’s lease liability under operating leases and impairments of the corresponding right-of-use assets, as such impairments occurred before the date of initial application. Under the prior accounting standards, payments for operating leases were recognized as expenses on a straight-line basis. Under the new leases standard, we are required to recognize right-of-use assets and lease liabilities for all leases at the commencement date of the lease, except for leases with terms of less than 12 months, and the right-of-use assets are to be subjected to impairment assessment.

Except for the cumulative effects discussed above, adoption of the new leases accounting standard did not have a significant impact to our consolidated balance sheet, consolidated statement of operations, and consolidated statement of cash flows as of and for the year ended December 31, 2019.

Recent Accounting Pronouncements Not Yet Adopted

(e) Recent Accounting Pronouncements Not Yet Adopted

Financial Instruments

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which is an accounting update to amend the guidance on the impairment of financial instruments that are not measured at fair value through profit and loss. The amendment introduces a current expected credit loss (CECL) model based on expected losses rather than incurred losses to estimate credit losses on financial instruments measured at amortized cost and requires a broader range of reasonable and supportable information to estimate expected credit loss. In addition, under the amendment, an entity recognizes an allowance for expected credit losses on financial instruments measured at amortized cost and available-for-sale debt securities rather than the current methodology of delaying recognition of credit losses until it is probable a loss has been incurred. The amendment is effective for fiscal years beginning after December 15, 2019, and earlier adoption is permitted as of the fiscal years beginning after December 15, 2018. The adoption of the amendments are not expected to have a material impact on our Company’s financial position, results of operations, cash flow and financial statement disclosures.

Fair Value Measurement

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement, which is an accounting update to amend fair value measurement disclosure requirements to eliminate, add and modify certain disclosures to improve the effectiveness of such disclosure. The amendments removed (1) the disclosure requirements for transfers between Levels 1 and 2 of the fair value hierarchy, (2) the policy for timing of transfers between levels of the fair value hierarchy, and (3) the valuation processes for Level 3 fair value measurements. Additionally, the amendments modified the disclosure requirements for investments in certain entities that calculate net asset value and measurement uncertainty. Finally, the amendments added disclosure requirements for the changes in unrealized gains and losses included in other comprehensive income for recurring Level 3 fair value measurements and the range and weighted average of significant unobservable inputs used to develop Level 3 measurements. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. This amendment is effective for annual periods beginning after December 15, 2019. Early adoption is permitted. The adoption of this amendment is not expected to have a material impact on the Company’s financial statement disclosures.

Retirement Plan

In August 2018, the FASB issued ASU No. 2018-14, Compensation—Retirement Benefits — Defined Benefit Plans — General (Subtopic 715-20): Disclosure Framework — Changes to the Disclosure Requirements for Defined Benefit Plans, which is an accounting update to modify the disclosure requirements by removing, modifying and clarifying disclosures related to defined benefit plans. This amendment modified the disclosure requirements for employers that sponsor defined benefit pension or other postretirement plans. Certain disclosure requirements have been removed while the disclosure requirements of (1) the weighted-average interest crediting rates for cash balance plans and other plans with promised interest crediting rates; and (2) an explanation of the reasons for significant gains and losses related to changes in the benefit obligation for the period, have been added. The amendment also clarified the disclosure requirements with respect to the projected benefit obligation and the accumulated benefit obligation. The amendment is effective for fiscal years ending after December 15, 2020. Early adoption is permitted. The amendments should be applied on a retrospective basis to all periods presented. The adoption of this amendment is not expected to have a material impact on our Company’s financial statement disclosures.

Intangibles—Goodwill and Other

In August 2018, the FASB issued ASU No. 2018-15, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40), which is an accounting update to align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). The amendment also requires the entity to present capitalized implementation costs and the related amortization in the same line item in the balance sheet, income statement and statement of cash flows as the presentation of the hosting (service) element of the arrangement. The amendment is effective for our Company’s fiscal years beginning after December 15, 2019. Early adoption is permitted. The amendment should be applied either retrospectively or prospectively to all implementation costs incurred after the date of adoption. Our Company will adopt the amendments in this Update for fiscal years beginning January 1, 2020. The adoption of this amendment is not expected to have a material impact on our financial position, results of operations, cash flows and financial statement disclosures.

Income Taxes

In December 2019, the FASB issued ASU 2019-12 Income Taxes (Topic 740), which is an amendment that (i) eliminated certain exceptions for recognizing deferred taxes liability associated with ownership changes in foreign equity method investments, performing intraperiod allocation, and calculating income taxes in interim periods for year-to-date losses that exceed anticipated losses, (ii) simplified income tax accounting for franchise taxes that are partially based on income, transactions with a government that results in a step-up in the tax basis of goodwill, separate financial statements of legal entities that are not subject to tax, and (iii) enacted changes in tax laws in interim periods. This amendment is effective for our Company’s fiscal years beginning after December 15, 2020. Early adoption is permitted. The adoption of this amendment is not expected to have a material impact on our Company’s financial position, results of operations, cash flow and financial statement disclosures.